BASIS OF PREPARATION (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Notes and other explanatory information [abstract]
Cash flows from (used in) operating activities	$ 1,884	¥ 13,328	¥ (12,786)	¥ (12,068)
Working capital deficit					¥ 172,000
Cash and cash equivalents	$ 671			¥ 58,359	¥ 4,753	$ 4,478	¥ 31,695	¥ 56,580
Translated exchange description	US$1.00 = CNY7.0786	US$1.00 = CNY7.0786